(Loss) / Earnings per share (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The calculation of loss per share is based on the following data:

	Three months ended June 30		Six Months ended June 30
	2020	2019	2020	2019
	(in thousands, except per share data)
Net loss	$(15,231)	$(6,683)	$(21,554)	$(13,669)

Basic weighted average number of common stock outstanding	67,232	32,094	67,225	31,395
Diluted weighted average number of common stock outstanding	67,232	32,094	67,225	31,395

Basic loss per common stock from operations	$(0.23)	$(0.21)	$(0.32)	$(0.44)
Diluted loss per common stock from operations	$(0.23)	$(0.21)	$(0.32)	$(0.44)
The calculation of (loss) / earnings per share is based on the following:

	Eleven month period ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands, except per share data)
(Loss) / profit	$(28,980)	$9,898	$(26,353)

Basic weighted average number of shares of common stock outstanding	32,829	17,140	13,087
Effect of dilution	—	88	—
Diluted weighted average number of shares of common stock outstanding	32,829	17,229	13,087
Basic (loss) / earnings per share from operations	(0.88)	0.58	(2.01)
Diluted (loss) / earnings per share from operations	(0.88)	0.57	(2.01)
Anti-dilutive shares excluded from diluted earnings per share	13,403	1,618	1,715